CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Total Shareholders' equity CNY (¥)	Total Shareholders' equity USD ($)	Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/ Retained earnings CNY (¥)	(Accumulated deficit)/ Retained earnings USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Jun. 30, 2020				¥ 34				¥ 500,581		¥ 52,959		¥ (47,056)		¥ (6,261)				¥ 500,257
Balance at the beginning (in shares) at Jun. 30, 2020 | shares				50,000,000	[1]	50,000,000	[1]											50,000,000	50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year												207,657						¥ 207,657
Issuance of shares through IPO				¥ 2				180,675										180,677
Issuance of shares through IPO (in shares) | shares	[1]			6,000,000		6,000,000
IPO related expenses recognized in equity								(10,082)										(10,082)
Establishment of subsidiaries								4,929										4,929
Share-based compensation recognized in equity								21,947										21,947
Capital reduction of a consolidated VIE								(195,000)										(195,000)
Appropriation of statutory reserves										25,004		(25,004)
Foreign currency translation adjustment														10,542				10,542
Balance at the end at Jun. 30, 2021				¥ 36				503,050		77,963		135,597		4,281				¥ 720,927
Balance at the end (in shares) at Jun. 30, 2021 | shares				56,000,000	[1]	56,000,000	[1]											56,000,000	56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year												235,869						¥ 235,869
Share-based compensation recognized in equity								7,340										7,340
Appropriation of statutory reserves										22,963		(22,963)
Foreign currency translation adjustment														4,177				4,177
Balance at the end at Jun. 30, 2022		¥ 968,313		¥ 36				510,390		100,926		348,503		8,458				¥ 968,313
Balance at the end (in shares) at Jun. 30, 2022 | shares				56,000,000	[1]	56,000,000	[1]											56,000,000	56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year		129,881										129,881				¥ (9,611)		¥ 129,881	$ 18,707
Net income for the year																		120,270
Share-based compensation recognized in equity		5,207						5,207										5,207
Appropriation of statutory reserves										27,371		(27,371)
Foreign currency translation adjustment		8,222												8,222				8,222	1,184
Acquisition of Life Infinity and SCHMC (Note 4)																107,042		107,042
Contribution from noncontrolling shareholders (Note 13)																3,500		3,500
Contribution from a shareholder (Note 13)		68						68										68
Balance at the end at Jun. 30, 2023		¥ 1,111,691	$ 153,850	¥ 36		$ 5		¥ 515,665	$ 71,364	¥ 128,297	$ 17,755	¥ 451,013	$ 62,417	¥ 16,680	$ 2,309	¥ 100,931	$ 13,968	¥ 1,212,622	$ 167,818
Balance at the end (in shares) at Jun. 30, 2023 | shares				56,000,000	[1]	56,000,000	[1]											56,000,000	56,000,000

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance (Note 13).